Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.8%
Communication Services — 4.5%
Diversified Telecommunication Services — 1.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,349,370 (a)
AT&T Inc., Senior Notes	2.250%	2/1/32	6,530,000	5,509,536
AT&T Inc., Senior Notes	2.550%	12/1/33	3,450,000	2,829,723
AT&T Inc., Senior Notes	5.350%	9/1/40	870,000	847,420
AT&T Inc., Senior Notes	5.550%	8/15/41	2,710,000	2,665,626
AT&T Inc., Senior Notes	4.350%	6/15/45	3,579,000	2,969,771
AT&T Inc., Senior Notes	3.500%	9/15/53	3,630,000	2,477,173
AT&T Inc., Senior Notes	3.550%	9/15/55	3,490,000	2,367,052
AT&T Inc., Senior Notes	3.800%	12/1/57	670,000	470,725
AT&T Inc., Senior Notes	3.650%	9/15/59	370,000	249,742
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	4,240,000	3,751,070
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,170,000	4,820,790
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	5,013,000	4,418,725
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,745,000	2,636,577
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	1,210,000	1,143,343
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,623,000	2,547,237 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	4,890,000	4,857,837
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,950,000	2,272,569
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	2,030,000	1,625,345
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,422,922
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	2,220,000	1,709,994
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	3,240,000	2,315,004
Total Diversified Telecommunication Services				57,257,551
Entertainment — 0.3%
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,260,000	2,567,048
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	5,460,000	5,327,183
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	2,390,000	2,251,722
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	3,950,000	3,481,426
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	760,000	608,177
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	280,000	204,278
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	620,000	449,114
Total Entertainment				14,888,948
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	9,733,000	8,456,015
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,778,000	2,777,487
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	9,749,000	9,563,101
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	6,160,000	6,133,670
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	1,620,000	1,667,347
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,325,000	2,999,744
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	3,500,000	$3,020,799
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	530,000	399,840
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	1,238,000	1,205,552
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	2,650,000	2,129,526
Comcast Corp., Senior Notes	3.400%	4/1/30	5,390,000	5,101,759
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	499,319
Comcast Corp., Senior Notes	3.900%	3/1/38	2,160,000	1,854,933
Comcast Corp., Senior Notes	3.750%	4/1/40	4,440,000	3,644,085
Comcast Corp., Senior Notes	3.969%	11/1/47	5,866,000	4,533,395
Comcast Corp., Senior Notes	2.800%	1/15/51	3,670,000	2,214,090
Comcast Corp., Senior Notes	2.887%	11/1/51	2,770,000	1,690,675
Comcast Corp., Senior Notes	5.350%	5/15/53	3,240,000	3,024,444
Comcast Corp., Senior Notes	2.937%	11/1/56	4,000	2,352
Comcast Corp., Senior Notes	4.950%	10/15/58	940,000	818,216
DISH DBS Corp., Senior Notes	7.750%	7/1/26	510,000	441,151
DISH DBS Corp., Senior Notes	5.125%	6/1/29	8,120,000	5,308,301
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	5,822,464 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	946,649 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	4,350,000	4,196,644
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,352,449
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,030,000	3,007,442
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,755,000	1,843,666
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,875,000	1,875,239
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,617,000	1,483,875
Total Media				89,014,229
Wireless Telecommunication Services — 1.4%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	9,173,000	7,834,886 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	33,058,000	24,013,632 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	3,730,000	3,662,738
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,670,000	5,618,904
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	1,610,000	1,609,177
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,950,000	1,922,022
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	15,295,000	14,667,187
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	6,710,000	5,917,238
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	3,730,000	3,452,797
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	3,780,000	3,786,668
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,530,000	2,228,181
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	1,230,000	1,239,138
Total Wireless Telecommunication Services				75,952,568

Total Communication Services				237,113,296
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 4.5%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	8,960,000	$8,524,584 (a)
Automobiles — 1.7%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	4,820,000	5,480,754
Ford Motor Co., Senior Notes	3.250%	2/12/32	5,360,000	4,419,714
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,730,000	1,696,993
Ford Motor Co., Senior Notes	4.750%	1/15/43	870,000	660,560
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	3,118,040
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	4,071,208
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	5,890,000	5,805,952
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	3,260,000	3,379,020
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,550,000	1,435,236
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	2,763,000	2,892,892
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,155,000	1,034,650
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	3,410,000	2,935,038
General Motors Co., Senior Notes	5.600%	10/15/32	1,890,000	1,875,199
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,208,598
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,857,235
General Motors Co., Senior Notes	6.250%	10/2/43	1,080,000	1,039,944
General Motors Co., Senior Notes	5.950%	4/1/49	1,040,000	953,468
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	880,000	872,252
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	35,120,000	34,754,092 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,390,000	2,325,123 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,471,000	4,269,807 (a)
Total Automobiles				86,085,775
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	2.500%	6/3/50	5,800,000	3,511,540
Amazon.com Inc., Senior Notes	4.250%	8/22/57	2,970,000	2,447,724
Prosus NV, Senior Notes	3.061%	7/13/31	10,970,000	9,466,164 (a)
Prosus NV, Senior Notes	4.027%	8/3/50	2,720,000	1,833,919 (a)
Total Broadline Retail				17,259,347
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp., Senior Notes	6.125%	2/15/33	9,680,000	9,546,316 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	600,000	588,774
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,140,000	2,955,963
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	4,200,000	4,295,000
McDonald’s Corp., Senior Notes	3.600%	7/1/30	2,940,000	2,806,127
McDonald’s Corp., Senior Notes	4.200%	4/1/50	6,670,000	5,366,878
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	3,830,000	3,817,436 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	6,930,000	6,931,051 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	39,986,000	39,976,531
Sands China Ltd., Senior Notes	3.800%	1/8/26	350,000	346,495
Sands China Ltd., Senior Notes	2.300%	3/8/27	6,770,000	6,417,852
Sands China Ltd., Senior Notes	5.400%	8/8/28	3,950,000	3,957,548
Sands China Ltd., Senior Notes	2.850%	3/8/29	3,980,000	3,602,243
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,690,000	1,465,348
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	8,660,000	$8,694,701 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	10,180,000	9,800,607 (a)
Total Hotels, Restaurants & Leisure				110,568,870
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,480,000	1,359,003
Home Depot Inc., Senior Notes	3.300%	4/15/40	3,220,000	2,553,980
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,295,000	3,731,708
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	3,320,000	3,295,128
Total Specialty Retail				10,939,819
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	2,200,000	1,738,477

Total Consumer Discretionary				235,116,872
Consumer Staples — 1.1%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	6,332,000	5,843,904
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	2,420,000	2,445,004
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	3,560,000	3,567,778
Total Beverages				11,856,686
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	3,270,000	3,196,838
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	210,000	197,324 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	780,000	783,594 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	1,860,000	1,870,017 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	8,830,000	8,828,851 (a)
Total Food Products				11,679,786
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,627,000	1,630,151
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,270,000	3,261,902
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	977,262
Altria Group Inc., Senior Notes	2.450%	2/4/32	3,750,000	3,165,413
Altria Group Inc., Senior Notes	6.875%	11/1/33	1,610,000	1,776,108
Altria Group Inc., Senior Notes	5.800%	2/14/39	3,130,000	3,146,608
Altria Group Inc., Senior Notes	3.875%	9/16/46	3,130,000	2,294,993
Altria Group Inc., Senior Notes	5.950%	2/14/49	830,000	820,192
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,620,000	1,806,847
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,682,000	1,691,938
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	396,262
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,515,000	3,609,831
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	3,360,000	3,396,093
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	930,000	946,492
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	1,050,000	1,060,216
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	805,000	707,194
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Reynolds American Inc., Senior Notes	5.850%	8/15/45	2,579,000	$2,463,465
Total Tobacco				31,520,816

Total Consumer Staples				59,884,277
Energy — 5.2%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	1,580,000	1,516,242
Oil, Gas & Consumable Fuels — 5.1%
APA Corp., Senior Notes	6.000%	1/15/37	1,006,000	982,224 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	3,980,000	4,120,219 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	2,020,000	1,928,073
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	3,900,000	2,523,592
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,220,000	749,827
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,030,000	913,221 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,071,000	1,753,901 (a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	2,281,000	2,140,213
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	2,620,000	2,307,009
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	2,315,000	2,391,277 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	3,430,000	3,289,565 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	299,000	293,127
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,679,000	1,692,679 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,341,000	1,088,565
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,739,000	1,712,337
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	1,949,000	1,922,075
Devon Energy Corp., Senior Notes	5.850%	12/15/25	7,036,000	7,073,575
Devon Energy Corp., Senior Notes	5.250%	10/15/27	638,000	639,830
Devon Energy Corp., Senior Notes	5.875%	6/15/28	114,000	114,347
Devon Energy Corp., Senior Notes	4.500%	1/15/30	685,000	673,089
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,840,000	2,652,565
Devon Energy Corp., Senior Notes	4.750%	5/15/42	5,237,000	4,399,048
Devon Energy Corp., Senior Notes	5.000%	6/15/45	3,000,000	2,547,219
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,439,000	1,361,688
Ecopetrol SA, Senior Notes	5.875%	5/28/45	14,840,000	10,434,338
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	4,275,000	4,280,647 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	12,878,000	12,924,803 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	15,052,000	15,268,322 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	3,560,000	3,551,803
Energy Transfer LP, Senior Notes	5.250%	4/15/29	2,230,000	2,256,963
Energy Transfer LP, Senior Notes	3.750%	5/15/30	2,810,000	2,658,061
Energy Transfer LP, Senior Notes	5.550%	5/15/34	30,000	29,998
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,050,260
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,797,532
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,413,000	1,266,414
Energy Transfer LP, Senior Notes	6.250%	4/15/49	1,770,000	1,757,492
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	850,000	$805,399
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	577,000	533,264
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	3,225,000	3,577,963
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,230,068
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	2,197,000	1,597,586
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	1,830,000	1,778,734
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	870,000	636,282
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	3,205,000	3,143,014 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	1,400,000	1,277,405
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	589,540 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	2,358,000	2,374,363
EQT Corp., Senior Notes	3.625%	5/15/31	3,383,000	3,091,889 (a)
Expand Energy Corp., Senior Notes	5.375%	2/1/29	920,000	917,306
Expand Energy Corp., Senior Notes	5.375%	3/15/30	2,710,000	2,692,136
Expand Energy Corp., Senior Notes	4.750%	2/1/32	2,690,000	2,546,764
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	1,450,000	1,038,101
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	7,160,000	6,707,572 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,675,605
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,530,485
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	628,748
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	226,000	257,765
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	1,140,000	1,000,571
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	970,000	866,572
MPLX LP, Senior Notes	4.800%	2/15/29	2,590,000	2,595,218
MPLX LP, Senior Notes	4.500%	4/15/38	1,340,000	1,177,196
MPLX LP, Senior Notes	4.700%	4/15/48	1,470,000	1,203,877
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	650,000	653,030
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	10,917,000	10,707,352
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	4,630,000	4,503,154
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	55,897
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	900,000	946,055
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	1,130,000	1,244,834
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	3,792,000	4,262,921
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	1,275,000	1,313,425
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	2,820,000	2,015,057
ONEOK Inc., Senior Notes	5.800%	11/1/30	2,410,000	2,508,049
ONEOK Inc., Senior Notes	6.050%	9/1/33	580,000	604,163
ONEOK Inc., Senior Notes	6.625%	9/1/53	1,990,000	2,083,785
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	2,032,168 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	4,630,000	4,615,318 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	2,610,000	2,274,855
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,270,000	4,267,925
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	15,210,000	10,568,066 (a)
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	2,830,000	2,415,099
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	710,000	569,161
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	4,630,000	$3,198,584
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	2,503,000	2,859,773
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,370,000	2,003,358
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	2,910,000	2,922,676
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	1,220,000	1,247,913
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,045,000	2,002,810
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	190,000	175,418
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,350,000	2,145,032 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	3,057,000	3,112,370
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	8,769,667 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	9,620,000	9,484,387 (a)
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	413,000	409,082
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,935,000	2,802,407
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,410,000	1,202,809
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,670,000	1,561,117
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,737,021
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	5,348,000	6,056,645
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	985,000	1,185,177
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	2,520,000	2,487,448
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,150,000	1,039,252
Total Oil, Gas & Consumable Fuels				269,062,581

Total Energy				270,578,823
Financials — 9.5%
Banks — 6.0%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	4.961%	4/16/25	7,226,000	6,212,270 (b)(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,270,000	2,128,558
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	2,030,000	1,752,093 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	8,720,000	7,834,929 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	11,641,000	11,284,141 (c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	4,810,000	4,726,217 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	1,360,000	1,323,702 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	6,570,000	5,167,003 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	2,690,000	2,220,313 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	620,000	617,522 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,660,000	6,437,729 (c)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,045,680
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,140,000	2,133,793
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,880,000	$1,568,414 (c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	1,460,000	1,456,664
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	10,000	9,663 (c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,320,000	1,311,619
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,500,000	4,158,619 (c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,290,000	2,275,310 (c)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	3,110,000	3,238,981 (a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	8,880,000	9,309,126 (a)(b)(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,970,000	3,922,920 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	6,070,000	6,040,269 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	3,510,000	3,548,321 (a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	2,829,000	2,858,179 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	8,945,000	9,358,681 (a)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	5,670,000	5,666,113 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,915,000	2,377,386
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,462,000	2,157,356
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,230,000	1,049,145
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,320,000	4,622,951 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,920,000	2,919,041 (c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	6,280,000	6,105,077 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,408,700 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	5,260,000	5,127,485 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	670,000	657,206 (c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	7,240,000	7,238,796
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	6,750,000	6,719,726
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	136,947
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,884,000	2,040,096
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	150,000	127,316
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	7,790,000	7,770,994
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	4,810,000	4,771,939 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	2,460,000	2,412,322 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	5,210,000	4,779,148 (a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	1,330,000	1,284,127 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	$248,252 (a)(c)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	6,870,000	6,918,784 (a)(c)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	5,280,000	5,255,007 (c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	1,610,000	1,446,732 (c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	6,190,000	5,912,806 (c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,150,000	3,159,344 (a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	9,560,000	8,135,912 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	6,700,000	6,689,145 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	6,130,000	5,502,861 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,150,000	3,892,751 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,420,000	946,565 (c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	7,560,000	7,462,673 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	410,000	374,017
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	1,590,000	1,589,284 (c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	1,860,000	1,843,691 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	4,620,000	4,751,480 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	1,770,000	1,660,913
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	1,960,000	1,975,689
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,490,000	1,439,006
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	3,230,000	3,284,692 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	3,240,000	3,342,026 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	2,350,000	2,425,778 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,330,000	2,279,140
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	3,180,000	3,136,227
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	5,400,000	5,154,717 (c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	3,860,000	3,559,028 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	5,770,000	5,178,673 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	6,620,000	6,509,167 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	14,630,000	13,178,986 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	1,180,000	1,201,140 (c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	4,440,000	4,170,198
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	6,000,000	5,096,908
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	5,844,000	5,071,251
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,165,000	1,826,988
Total Banks				313,932,418
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 2.4%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	2,110,000	$2,246,861 (c)
Credit Suisse AG AT1 Claim	—	—	61,000,000	0 *(d)(e)(f)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	7,153,000	7,044,068
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	6,020,000	5,457,548
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	4,800,000	5,066,180
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	5,434,000	4,804,237
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	7,070,000	6,175,085 (c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,729,135 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,420,000	1,003,942 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,284,908 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,684,667 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	1,765,000	1,723,543 (c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	304,000	328,997
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,861,000	4,412,249
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	908,000	861,363 (a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	7,880,000	7,864,519 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,734,456 (c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	9,370,000	8,492,674 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	5,560,000	5,251,571 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,533,000	7,369,946 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,145,618 (c)
UBS AG, Senior Notes	7.500%	2/15/28	8,010,000	8,627,505
UBS AG, Senior Notes	4.500%	6/26/48	4,463,000	3,816,857
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	2,550,000	2,659,523 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	7,010,000	7,630,665 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	2,480,000	2,836,381 (a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,180,000	1,137,948 (a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	9,386,892 (a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	4,430,000	4,433,048 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	3,510,000	4,290,539 (a)(c)
Total Capital Markets				125,500,925
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	1,690,000	1,670,931
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	12,550,000	$12,130,665
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	8,310,000	7,811,101
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	6,000	6,392
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	4,600,000	3,899,135
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.367%	12/21/65	2,870,000	2,425,945 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	4,810,000	4,944,752 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	460,000	452,954 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	2,340,000	1,854,798
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	2,070,000	1,852,492
Visa Inc., Senior Notes	4.300%	12/14/45	2,480,000	2,163,980
Total Financial Services				37,542,214
Insurance — 0.4%
Aon North America Inc., Senior Notes	5.450%	3/1/34	5,620,000	5,724,372
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	291,869
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,340,000	2,321,333 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	6,080,000	6,676,405 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,593,000	1,618,547
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,360,000	2,341,526 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,385,000	2,141,763 (a)
Total Insurance				21,115,815

Total Financials				499,762,303
Health Care — 4.1%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,780,000	4,516,951
AbbVie Inc., Senior Notes	4.950%	3/15/31	2,090,000	2,123,917
AbbVie Inc., Senior Notes	5.050%	3/15/34	4,370,000	4,402,507
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	135,209
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,365,000	1,252,060
AbbVie Inc., Senior Notes	4.250%	11/21/49	4,416,000	3,661,384
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,525,000	3,173,128
Total Biotechnology				19,265,156
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	345,000	301,915
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	4,440,000	4,502,067 (a)
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	3,190,000	1,930,779 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	4,170,000	4,255,063
Solventum Corp., Senior Notes	5.450%	3/13/31	3,300,000	3,363,309
Solventum Corp., Senior Notes	5.600%	3/23/34	5,160,000	5,232,715
Solventum Corp., Senior Notes	5.900%	4/30/54	3,490,000	3,454,561
Total Health Care Equipment & Supplies				23,040,409
Health Care Providers & Services — 1.4%
Centene Corp., Senior Notes	3.375%	2/15/30	1,440,000	1,303,505
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,225,810
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,203,033
Cigna Group, Senior Notes	4.375%	10/15/28	2,680,000	2,660,371
Cigna Group, Senior Notes	4.800%	8/15/38	2,482,000	2,320,461
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CommonSpirit Health, Secured Notes	4.350%	11/1/42	410,000	$344,437
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,043,000	2,037,206
CVS Health Corp., Senior Notes	3.625%	4/1/27	3,030,000	2,973,132
CVS Health Corp., Senior Notes	4.300%	3/25/28	6,240,000	6,166,198
CVS Health Corp., Senior Notes	3.750%	4/1/30	2,390,000	2,256,282
CVS Health Corp., Senior Notes	2.125%	9/15/31	3,210,000	2,676,710
CVS Health Corp., Senior Notes	4.125%	4/1/40	1,673,000	1,361,618
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,580,000	2,250,987
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	3,415,348	3,441,528
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,100,000	2,940,149
Elevance Health Inc., Senior Notes	4.375%	12/1/47	2,500,000	2,052,315
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	726,657
HCA Inc., Senior Notes	5.500%	6/15/47	920,000	847,941
HCA Inc., Senior Notes	7.500%	11/15/95	14,760,000	15,460,391
Humana Inc., Senior Notes	3.950%	3/15/27	10,000	9,866
Humana Inc., Senior Notes	2.150%	2/3/32	3,750,000	3,081,174
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,070,000	4,480,247
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	3,560,000	3,423,792
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	2,870,000	2,331,116
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	681,439
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	4,755,000	3,410,597
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	952,504
Total Health Care Providers & Services				72,619,466
Pharmaceuticals — 1.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	4,650,000	4,626,529 (a)(g)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	5,077,380 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	34,248 (a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	12,974,000	8,342,023 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	16,901,000	11,310,480 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	589,779 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	4,020,000	4,116,938
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	5,280,000	5,373,964
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	900,000	887,575
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	1,450,000	1,421,786
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	4,310,000	4,265,002
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,400,000	1,313,596
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,860,000	1,735,643
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	3,010,000	1,864,877
Pfizer Inc., Senior Notes	1.700%	5/28/30	3,680,000	3,213,155
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	5,911
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,414,423
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	20,910,000	20,448,460
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	2,560,000	2,856,397
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	15,857,756
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,778,000	$1,885,103
Total Pharmaceuticals				97,641,025

Total Health Care				212,566,056
Industrials — 2.4%
Aerospace & Defense — 1.0%
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,655,762
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,872,057
Boeing Co., Senior Notes	2.800%	3/1/27	10,000	9,637
Boeing Co., Senior Notes	3.200%	3/1/29	3,580,000	3,362,760
Boeing Co., Senior Notes	3.250%	2/1/35	1,094,000	901,474
Boeing Co., Senior Notes	3.550%	3/1/38	2,720,000	2,130,903
Boeing Co., Senior Notes	3.750%	2/1/50	1,280,000	898,048
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,045,000	924,274
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,028,000	1,959,102
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	510,000	472,863
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,230,000	2,108,416
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	5,760,000	4,610,478
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,570,000	1,457,368
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	10,000	9,684
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	8,320,000	7,874,190
RTX Corp., Senior Notes	4.125%	11/16/28	2,820,000	2,781,316
RTX Corp., Senior Notes	2.250%	7/1/30	4,430,000	3,937,173
RTX Corp., Senior Notes	6.000%	3/15/31	850,000	903,148
RTX Corp., Senior Notes	4.500%	6/1/42	3,629,000	3,193,900
RTX Corp., Senior Notes	3.030%	3/15/52	2,200,000	1,396,484
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	4,350,000	4,410,875 (a)
Total Aerospace & Defense				51,869,912
Air Freight & Logistics — 0.2%
DP World Ltd., Senior Notes	5.625%	9/25/48	8,790,000	8,428,177 (a)
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	3,060,000	3,081,925 (a)
Commercial Services & Supplies — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	4,450,000	4,412,246 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	2,330,000	2,323,282
Total Commercial Services & Supplies				6,735,528
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,333,525
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,540,000	2,078,345
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,130,000	1,548,372
Union Pacific Corp., Senior Notes	3.750%	2/5/70	4,395,000	3,006,573
Total Ground Transportation				7,966,815
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	2,850,000	2,840,402
Passenger Airlines — 0.6%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	4,100,000	4,164,867 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	8,910,000	9,071,461
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	4,175,250	$4,161,161 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,674,000	1,682,262 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	7,401,079	6,596,212 (a)(h)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	9,000,000	8,523,316 (a)
Total Passenger Airlines				34,199,279
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	5.300%	2/1/28	3,360,000	3,418,819
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	1,620,000	1,432,219
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	6,840,000	6,852,828 (a)
Total Trading Companies & Distributors				11,703,866

Total Industrials				126,825,904
Information Technology — 1.3%
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	3,740,000	3,772,672 (a)
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,168,463
Broadcom Inc., Senior Notes	3.137%	11/15/35	10,210,000	8,466,322 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	126,470 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	145,000	139,477 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	5,930,000	6,145,964 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	5,920,000	5,940,005 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	7,465,000	6,019,392
Intel Corp., Senior Notes	3.050%	8/12/51	610,000	358,990
Micron Technology Inc., Senior Notes	5.300%	1/15/31	3,470,000	3,509,702
Micron Technology Inc., Senior Notes	5.875%	2/9/33	2,791,000	2,891,980
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	6,780,000	6,768,109
Total Semiconductors & Semiconductor Equipment				41,534,874
Software — 0.4%
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,767,000	1,857,337
Oracle Corp., Senior Notes	2.950%	4/1/30	730,000	670,801
Oracle Corp., Senior Notes	4.650%	5/6/30	4,800,000	4,789,908
Oracle Corp., Senior Notes	2.875%	3/25/31	6,350,000	5,686,915
Oracle Corp., Senior Notes	3.600%	4/1/50	810,000	563,180
Oracle Corp., Senior Notes	5.375%	9/27/54	3,400,000	3,102,775
Synopsys Inc., Senior Notes	4.850%	4/1/30	1,720,000	1,731,690
Synopsys Inc., Senior Notes	5.000%	4/1/32	1,360,000	1,363,954
Synopsys Inc., Senior Notes	5.150%	4/1/35	1,140,000	1,146,439
Synopsys Inc., Senior Notes	5.700%	4/1/55	2,290,000	2,275,391
Total Software				23,188,390

Total Information Technology				68,495,936
Materials — 1.3%
Chemicals — 0.4%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	5,290,000	5,237,581 (a)
OCP SA, Senior Notes	6.750%	5/2/34	9,390,000	9,662,601 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
OCP SA, Senior Notes	5.125%	6/23/51	2,310,000	$1,778,878 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	3,859,000	3,212,240 (a)
Total Chemicals				19,891,300
Metals & Mining — 0.7%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	2,334,000	2,325,778
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,172,764
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,270,000	1,189,112
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	3,170,000	3,337,680 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	204,993 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,232,000	3,033,279
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	870,000	880,752 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	30,000	29,603 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	5,060,000	5,081,171 (a)(g)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	2,170,000	2,185,440 (a)(g)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,210,000	8,522,752
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	642,475
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	9,020,000	8,955,439
Total Metals & Mining				37,561,238
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	10,050,000	9,078,000

Total Materials				66,530,538
Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	4,110,000	4,112,091
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	495,666 (a)

Total Real Estate				4,607,757
Utilities — 0.8%
Electric Utilities — 0.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	3,100,000	2,663,736 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	220,000	218,796
Exelon Corp., Senior Notes	5.625%	6/15/35	2,726,000	2,770,055
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	6,522,000	6,414,775
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,044,000	4,318,008
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	2,780,000	2,840,615
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,410,000	2,427,191
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	1,630,000	1,637,555 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	1,320,000	1,335,268 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	4,340,000	4,072,091
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	3,850,000	3,310,611
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,070,000	787,641
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,688,398
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	4,934,558
Total Electric Utilities				40,419,298
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	880,000	832,590
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Multi-Utilities — continued
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	380,000	$294,284
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	2,350,000	2,640,161
Total Multi-Utilities				3,767,035

Total Utilities				44,186,333
Total Corporate Bonds & Notes (Cost — $1,953,055,889)				1,825,668,095
Mortgage-Backed Securities — 30.2%
FHLMC — 7.3%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	2/1/26- 9/1/52	1,227,383	1,224,451
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33- 2/1/52	17,034,095	15,950,208
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	35,237,566	29,281,703
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	1/1/41- 4/1/51	132,928,937	112,064,335
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/47	273,478	266,566
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	928,212	821,880
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 2/1/52	96,026,353	81,251,094
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51- 3/1/52	8,883,992	7,147,882 (g)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	40,290,593	40,582,981
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	16,298,269	17,048,079
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53- 9/1/53	20,025,612	20,617,885
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	23,245,173	22,719,292 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/25- 1/1/40	278,843	281,458
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 3/1/45	9,354,115	8,794,686
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/43- 5/1/47	28,820,241	25,668,001
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	161,597	152,849
Total FHLMC				383,873,350
FNMA — 16.0%
Federal National Mortgage Association (FNMA)	6.500%	2/1/29- 1/1/53	12,992,475	13,563,180
Federal National Mortgage Association (FNMA)	6.000%	5/1/29- 7/1/53	22,127,063	22,755,192
Federal National Mortgage Association (FNMA)	7.000%	8/1/29- 12/1/37	105,775	110,468
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	516	533
Federal National Mortgage Association (FNMA)	3.500%	9/1/33- 4/1/52	36,786,847	34,195,048
Federal National Mortgage Association (FNMA)	5.000%	10/1/33- 7/1/53	38,106,270	38,083,344
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	150,182,851	$134,510,452
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	47,808,546	48,557,838
Federal National Mortgage Association (FNMA)	2.500%	3/1/38- 2/1/52	105,875,490	91,302,222
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	105,025,962	86,314,746
Federal National Mortgage Association (FNMA)	4.500%	10/1/41- 8/1/58	16,273,513	15,638,351
Federal National Mortgage Association (FNMA)	1.500%	1/1/42	4,345,145	3,572,821
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 1/1/57	26,498,574	24,864,597
Federal National Mortgage Association (FNMA)	2.000%	3/1/52	2,080,878	1,680,327 (g)
Federal National Mortgage Association (FNMA)	2.000%	4/1/55	1,300,000	1,033,357 (i)
Federal National Mortgage Association (FNMA)	2.500%	4/1/55	52,800,000	43,912,186 (i)
Federal National Mortgage Association (FNMA)	3.000%	4/1/55	74,000,000	64,143,016 (i)
Federal National Mortgage Association (FNMA)	3.500%	4/1/55	7,400,000	6,674,488 (i)
Federal National Mortgage Association (FNMA)	4.000%	4/1/55	39,200,000	36,529,246 (i)
Federal National Mortgage Association (FNMA)	4.500%	4/1/55	30,200,000	28,890,035 (i)
Federal National Mortgage Association (FNMA)	5.000%	4/1/55	29,000,000	28,425,995 (i)
Federal National Mortgage Association (FNMA)	5.500%	4/1/55	36,500,000	36,457,184 (i)
Federal National Mortgage Association (FNMA)	6.000%	4/1/55	56,800,000	57,697,339 (i)
Federal National Mortgage Association (FNMA)	6.500%	4/1/55	20,200,000	20,831,770 (i)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.829%)	6.504%	11/1/35	5,777	5,911 (c)
Total FNMA				839,749,646
GNMA — 6.9%
Government National Mortgage Association (GNMA)	6.500%	4/15/28- 1/15/39	693,643	717,399
Government National Mortgage Association (GNMA)	7.000%	8/15/28- 7/15/31	11,255	11,751
Government National Mortgage Association (GNMA)	6.000%	1/15/29- 2/15/37	2,152,768	2,212,438
Government National Mortgage Association (GNMA)	7.500%	12/15/30- 9/15/31	3,711	3,723
Government National Mortgage Association (GNMA)	8.000%	12/15/30	5,481	5,497
Government National Mortgage Association (GNMA)	5.500%	7/15/33- 6/15/36	1,818,807	1,873,924
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	20,243,715	18,354,807
Government National Mortgage Association (GNMA)	4.000%	4/15/47- 3/15/50	16,997,984	16,487,146
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	6,724,561	6,219,123
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	19,641,236	19,480,020
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	4.500%	7/20/41- 9/20/52	33,900,268	$32,688,138
Government National Mortgage Association (GNMA) II	3.500%	10/20/45- 6/20/52	26,128,827	23,797,874
Government National Mortgage Association (GNMA) II	4.000%	10/20/49- 4/20/50	10,665,989	10,030,052
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	30,420,163	26,675,090
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 8/20/51	30,760,731	26,063,799
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	27,183,790	21,696,698
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	18,979,668	19,113,342
Government National Mortgage Association (GNMA) II	6.000%	7/20/53- 9/20/53	33,009,249	33,911,933
Government National Mortgage Association (GNMA) II	2.500%	4/20/55	3,900,000	3,326,998 (i)
Government National Mortgage Association (GNMA) II	3.000%	4/20/55	9,400,000	8,327,084 (i)
Government National Mortgage Association (GNMA) II	4.000%	4/20/55	1,400,000	1,310,683 (i)
Government National Mortgage Association (GNMA) II	4.500%	4/20/55	2,300,000	2,206,922 (i)
Government National Mortgage Association (GNMA) II	5.000%	4/20/55	38,200,000	37,577,274 (i)
Government National Mortgage Association (GNMA) II	5.500%	4/20/55	38,600,000	38,685,361 (i)
Government National Mortgage Association (GNMA) II	6.500%	4/20/55	11,900,000	12,183,269 (i)
Total GNMA				362,960,345

Total Mortgage-Backed Securities (Cost — $1,683,834,677)				1,586,583,341
Collateralized Mortgage Obligations(j) — 17.6%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	9,410,000	9,087,048 (a)
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.741%	9/15/34	880,000	848,723 (a)(c)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.449%	9/15/34	1,780,000	1,709,109 (a)(c)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,375,203	1,945,679
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	10.862%	7/25/36	4,370,549	3,796,618 (c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	10.662%	8/25/36	2,362,689	1,165,142 (c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.834%	7/20/46	188,686	160,252 (c)
Angel Oak Mortgage Trust I LLC, 2019-2 B1	5.016%	3/25/49	9,120,032	9,113,723 (a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. Term SOFR + 0.374%)	4.695%	4/29/37	3,176,193	3,163,785 (a)(c)
BANK, 2023-5YR1 A2	5.779%	4/15/56	5,300,000	5,418,922
BBCMS Trust, 2018-CBM D (1 mo. Term SOFR + 2.688%)	7.008%	7/15/37	8,390,000	7,406,059 (a)(c)
BCAP LLC Trust, 2010-RR9 6A2	0.000%	10/26/35	6,173,263	4,859,716 (a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,326,641	1,167,723
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	17.035%	7/25/36	1,161,498	1,367,411 (c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. Term SOFR + 0.454%)	4.775%	3/25/37	6,933,708	6,583,486 (c)
Benchmark Mortgage Trust, 2019-B12 WMA	4.246%	8/15/52	4,000,000	3,649,407 (a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,500,000	10,909,381 (c)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	7,000,000	7,180,364 (c)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	11.253%	7/15/25	15,420,000	15,150,699 (a)(c)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	9.755%	2/15/39	8,160,000	8,152,779 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.323%	10/15/38	7,000,000	$6,831,146 (a)(c)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.425%	2/15/39	12,754,000	12,743,551 (a)(c)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	6,000,000	5,956,606 (a)(c)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	6.770%	8/15/39	8,544,259	8,533,589 (a)(c)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	4,000,000	3,819,330
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	4.635%	10/25/36	179,974	172,461 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,480,797 (c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.110%	8/25/35	22,417	18,408 (c)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	11,092,587	11,024,667 (a)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,914,786 (c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	10,440,000	8,817,529 (a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	4,138,730 (a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	6,435,000	5,883,872 (a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	8,470,000	4,804,078 (a)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	9.794%	7/15/32	13,456,000	13,092,019 (a)(c)
CSMC Trust, 2020-FACT F (1 mo. Term SOFR + 6.771%)	11.091%	10/15/37	5,740,000	4,829,107 (a)(c)
CSMC Trust, 2020-RPL6 A1	3.475%	3/25/59	22,630,081	22,635,779 (a)(c)
CSMC Trust, 2021-RPL1 A1	4.077%	9/27/60	9,882,750	9,853,103 (a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.264%	1/9/28	33,000,000	21,737,308 (a)(c)
DTP Commercial Mortgage Trust, 2023-STE2 A	5.454%	1/15/41	3,110,000	3,178,777 (a)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	5.513%	7/15/38	3,940,984	3,939,902 (a)(c)
Extended Stay America Trust, 2021-ESH E (1 mo. Term SOFR + 2.964%)	7.283%	7/15/38	6,409,513	6,407,455 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	721,781 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	2,350,189 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	1.971%	10/25/36	32,459,453	4,229,142 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019- RR01 X, IO	1.534%	6/25/28	23,500,000	926,988 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.242%	6/25/29	6,300,000	300,410 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.831%	10/25/29	27,261,618	869,572 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.379%	1/25/30	16,296,000	953,860 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K106 X1, IO	1.317%	1/25/30	35,010,924	1,871,439 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K123 X1, IO	0.767%	12/25/30	35,624,049	1,254,636 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K133 X1, IO	0.345%	9/25/31	97,782,376	1,880,169 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K137 X1, IO	0.196%	11/25/31	28,886,587	302,942 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K146 X1, IO	0.230%	6/25/32	106,881,152	1,746,951 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K147 X1, IO	0.359%	6/25/32	28,582,098	$692,438 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K159 X1, IO	0.121%	11/25/33	20,964,154	189,761 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.614%	10/25/26	37,942,522	308,533 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.769%	3/25/28	20,210,370	274,556 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K743 X1, IO	0.913%	5/25/28	74,847,548	1,846,691 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K-1518 X1, IO	0.861%	10/25/35	40,182,476	2,455,700 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.471%	2/25/36	12,893,345	454,915 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.206%	6/25/27	11,296,301	189,457 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	3,776,839	3,852,969
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	0.250%	1/15/38	231,014	2,281
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	990,969	1,003,081
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	2.027%	12/15/41	1,691,343	202,523 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.587%	8/15/39	1,164,448	116,451 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	602,662	19,423
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,546,850	9,382,300
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	9,262,314	1,213,061
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	18,826,753	2,598,715
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	7,643,826	1,243,251
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	8,798,319	1,821,932
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5179 GI, IO	2.500%	1/25/52	18,804,293	3,171,541
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	17,615,178	3,628,204
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	3,844,640	754,071
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	8,272,562	1,358,695
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	16,405,853	3,412,353
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	24,293,368	4,077,516
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.640%	12/25/54	5,157,481	5,150,640 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.640%	12/25/54	4,755,923	4,772,042 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	7.740%	8/25/33	10,010,000	11,093,417 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.390%	1/25/34	13,330,000	14,109,738 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.840%	6/25/42	16,500,000	17,540,341 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	11.090%	6/25/42	7,600,000	8,412,776 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	8.040%	9/25/42	5,000,000	$5,261,752 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 B1 (30 Day Average SOFR + 7.600%)	11.936%	4/25/43	5,000,000	5,642,183 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	4,418,538	4,394,334 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	8,834,215	7,525,611
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	74,924	2,014
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.637%	8/15/44	3,220,364	332,391 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,599,357	854,017
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	652,118	167,844
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	6,053,563	608,260
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C9, IO	2.000%	3/25/52	3,880,568	533,906
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA1 B (30 Day Average SOFR + 9.314%)	13.654%	10/25/27	9,617,556	9,668,815 (c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.554%	7/25/39	3,393,389	3,500,634 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020-R02 2B1 (30 Day Average SOFR + 3.114%)	7.454%	1/25/40	2,450,000	2,509,148 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,629,311	4,440,297
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,026,098	2,692,303
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	2.026%	4/25/40	773,714	90,514 (c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	376,987	386,676
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,396,197	1,461,001
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	2,035,818	2,185,772
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	103,780	92,959
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	62,098	56,112
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	7,340	51
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	8,597,065	7,789,073
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.696%	12/25/42	927,464	109,577 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.696%	12/25/42	3,128,332	353,569 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,916,273	337,793
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.696%	6/25/43	2,184,497	250,704 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.496%	12/25/43	4,797,196	535,511 (c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	9,053,450	7,908,093
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,564,850	7,351,294
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.546%	11/25/45	7,456,477	805,352 (c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.646%	9/25/46	2,883,835	214,598 (c)
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	8,227,141	1,667,989
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	11,927,775	$1,821,529
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	35,325,453	5,656,181
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	4,039,522	896,994
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	7,294,885	6,007,579
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	7,432,705	1,352,004
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	206,324	35,284
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	45,136,487	7,369,080
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	2,936,163	372,634
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	4.765%	6/25/37	6,398,283	1,401,458 (c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	677,412,834	2,471,304 (a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. Term SOFR + 6.876%)	2.556%	4/20/36	247,212	14,563 (c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. Term SOFR + 6.466%)	2.146%	8/20/37	1,002,215	26,015 (c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	17,590,503	17,965,154
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.681%	1/16/54	16,854,412	307,200 (c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	19,222,541	30,483 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.569%	11/16/47	6,866,645	132,098 (c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.327%	11/20/42	726,660	33,878 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	230,402	220,833 (c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	73,581	8
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	256,671	51,397
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	1.716%	2/20/46	9,903,398	1,200,439 (c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,869,249	429,761
Government National Mortgage Association (GNMA), 2016-113 IO, IO	1.163%	2/16/58	10,295,227	495,293 (c)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.666%	10/16/46	4,296,314	541,515 (c)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.766%	8/15/58	14,391,665	532,004 (c)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.559%	12/16/58	26,424,855	801,188 (c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.445%	8/16/58	11,790,536	234,830 (c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.701%	2/16/57	13,729,371	526,361 (c)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.525%	11/16/56	25,379,171	749,812 (c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,701,481	144,165 (c)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,649,722	295,580
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.503%	4/16/57	27,793,432	725,573 (c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	14,280,199	478,384 (c)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.653%	9/16/59	10,519,290	401,039 (c)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	1.763%	5/20/67	16,191,649	545,523 (c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.344%	7/20/67	17,274,891	1,004,886 (c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.948%	9/20/67	12,496,746	400,388 (c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.494%	10/20/67	6,136,160	205,996 (c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	3.023%	11/20/67	1,482,871	54,246 (c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,567,822	2,278,716
Government National Mortgage Association (GNMA), 2018-H17 DI, IO	2.083%	9/20/68	29,673,471	1,298,737 (c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2019-H16 ID, IO	1.419%	10/20/69	17,295,192	$981,554 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.883%	6/16/62	20,722,840	1,311,963 (c)
Government National Mortgage Association (GNMA), 2020-155 IO, IO	1.271%	9/16/60	19,129,707	1,748,620 (c)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	24,274,986	17,943,951
Government National Mortgage Association (GNMA), 2021-63 IO, IO	0.815%	4/16/61	22,699,992	1,363,194 (c)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.875%	11/16/63	11,031,590	756,253 (c)
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.432%	6/16/61	26,201,461	2,626,678 (c)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	4,698,139	465,983
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,474,789	289,402
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.965%	10/16/61	2,761,150	205,274 (c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,564,371	1,095,671
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	9,463,573	1,797,615
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	35,415,144	26,963,880
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	5.075%	10/25/45	614,904	598,403 (c)
GS Mortgage Securities Corp. II, 2024-70P E	8.367%	3/10/41	13,125,000	13,585,609 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.066%	11/15/32	10,448,000	10,490,465 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	6.167%	9/15/31	15,264,055	12,124,621 (a)(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.046%	5/10/50	11,340,000	10,880,915 (c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	5,306,537
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	10,487,898	9,628,627 (a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	6.947%	11/25/35	501,870	263,367 (c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	4.911%	6/19/35	997,742	973,091 (c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (Enterprise 11th District COFI Replacement Index + 1.850%)	4.794%	6/19/45	1,770,992	819,075 (c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	4.611%	11/19/46	78,701	58,613 (c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	13,799,863	13,820,174 (a)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	4.184%	8/25/35	98,369	46,087 (c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	5.055%	10/25/36	35,333,953	14,938,605 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	10,175,200	8,005,278 (a)(c)
JPMorgan Mortgage Trust, 2022-LTV1 A3	3.514%	7/25/52	10,950,660	9,526,693 (a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	5.381%	9/27/36	8,531,561	7,925,904 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS1 A1	5.892%	10/25/66	18,076,196	18,081,977 (a)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	6.908%	7/25/34	28,082	27,534 (c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.645%	4/25/46	59,788	53,918 (c)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.785%	5/25/35	1,562,263	772,572 (a)(c)
MF1 LLC Trust, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	6.952%	9/17/37	13,166,762	13,175,288 (a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	6.534%	4/15/38	127,200	126,959 (a)(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.647%	7/25/35	447,014	397,774 (c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	10,216,175	10,401,153 (a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	5.300%	4/16/36	17,817,344	17,410,517 (a)(c)
Multifamily Trust, 2016-1 B	14.060%	4/25/46	1,137,648	1,135,730 (a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	41,814	19,514
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	5.960%	3/15/39	3,540,000	3,542,781 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	17,488,863	$17,860,361 (a)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.154%	9/17/39	6,692,755	6,708,743 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	15,144,417	12,897,449 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	21,891,021	18,285,423 (a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	303,442	102,346
RBSSP Resecuritization Trust, 2009-12 9A2	4.777%	3/25/36	3,573,580	2,443,763 (a)(c)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	1.515%	7/25/36	4,558,120	172,725 (a)(c)
SCOTT Trust, 2023-SFS A	5.910%	3/10/40	9,300,000	9,511,395 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	7.306%	1/15/27	15,000,000	13,561,341 (a)(c)
Soho Trust, 2021-SOHO B	2.697%	8/10/38	16,410,000	12,381,178 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	6.048%	7/25/34	302	296 (c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.795%	7/25/46	61,576	53,561 (c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. Term SOFR + 0.854%)	5.171%	10/19/33	32,713	31,560 (c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	4.785%	4/25/36	15,463,787	3,688,905 (c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,281,219
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	5,773,507
UBS Commercial Mortgage Trust, 2018-C11 A3	4.312%	6/15/51	3,806,736	3,761,172
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	17,345,000	14,177,491 (a)
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.152%	11/15/50	28,973,547	687,261 (c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	7,383,934
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	10,000,000	7,192,645 (a)(c)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,500,000	2,549,206

Total Collateralized Mortgage Obligations (Cost — $1,001,421,138)				924,840,036
U.S. Government & Agency Obligations — 10.4%
U.S. Government Obligations — 10.4%
U.S. Treasury Bonds	4.750%	11/15/43	30,000,000	30,657,422 (k)
U.S. Treasury Bonds	3.625%	2/15/44	163,096,000	142,759,967 (k)(l)
U.S. Treasury Bonds	4.625%	5/15/44	1,570,000	1,575,550
U.S. Treasury Bonds	4.125%	8/15/44	19,580,000	18,350,131
U.S. Treasury Bonds	4.625%	11/15/44	2,380,000	2,383,719
U.S. Treasury Bonds	4.750%	2/15/45	20,930,000	21,315,897
U.S. Treasury Bonds	2.875%	8/15/45	70,070,000	53,687,032
U.S. Treasury Bonds	3.000%	2/15/49	26,870,000	20,326,210
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000	1,210,781
U.S. Treasury Bonds	4.750%	11/15/53	33,156,000	33,899,420
U.S. Treasury Bonds	4.250%	2/15/54	16,490,000	15,541,825
U.S. Treasury Bonds	4.625%	5/15/54	24,070,000	24,155,091
U.S. Treasury Bonds	4.250%	8/15/54	37,420,000	35,332,666
U.S. Treasury Bonds	4.500%	11/15/54	30,060,000	29,627,888
U.S. Treasury Notes	4.000%	2/28/30	3,570,000	3,578,646
U.S. Treasury Notes	3.625%	9/30/31	19,610,000	19,125,878
U.S. Treasury Notes	3.875%	8/15/34	29,240,000	28,506,716
U.S. Treasury Notes	4.250%	11/15/34	15,270,000	15,317,719
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	$48,850,434 (m)

Total U.S. Government & Agency Obligations (Cost — $656,162,453)				546,202,992
			Face Amount†/ Units
Asset-Backed Securities — 7.5%
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.793%	4/19/37	7,270,000	7,281,758 (a)(c)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.488%	4/17/38	11,560,000	11,563,526 (a)(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	2.802%	9/25/34	293,065	289,302 (c)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	5.705%	4/19/34	970,000	970,648 (a)(c)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	5.625%	4/20/34	4,700,000	4,699,644 (a)(c)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	7,812,827	7,882,015 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.835%	12/28/48	9,718,943	9,819,214 (a)(c)
College Ave Student Loans LLC, 2024-B A1A	5.690%	8/25/54	5,855,942	5,992,384 (a)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	4,434,095	4,001,332 (c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	4.584%	11/15/36	200,874	184,157 (c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	12,490,425	10,801,583 (a)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.813%	4/20/37	10,000,000	10,029,842 (a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	4.935%	10/25/34	584,287	557,415 (a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.514%)	4.835%	10/25/46	3,619,627	3,350,857 (a)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.767%	7/30/37	10,000,000	10,023,837 (a)(c)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.704%	1/30/38	3,410,000	3,406,310 (a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	6,179,791	5,446,333 (a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,072,885	6,005,944 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	5.685%	1/21/35	9,910,000	9,913,233 (a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	17,017,210	13,657,676 (a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	5,179,152	4,207,137 (a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	4.755%	10/25/36	2,959,504	948,562 (c)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	7,719,402	7,133,352 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	9,460,000	9,517,456 (a)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	6.052%	7/15/37	4,840,000	4,866,855 (a)(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	9,297,630	8,445,149 (a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	4.805%	6/25/33	3,897,958	3,834,942 (c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	4.745%	5/25/32	818,174	814,241 (c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,503,970	5,337,012 (a)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.073%	11/16/36	35,500,000	35,593,756 (a)(c)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	12,984,500	11,706,174
Origen Manufactured Housing Contract Trust, 2007-A A2	6.289%	4/15/37	2,736,558	2,558,441 (c)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.472%	4/20/38	10,120,000	10,031,148 (a)(c)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.123%	1/20/37	33,000,000	33,097,301 (a)(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	5.675%	3/25/34	3,277,434	2,971,946 (c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,327,373	6,509,890
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	19,060,000	19,577,769 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.498%	4/15/38	9,830,000	9,815,668 (a)(c)(g)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2015-C R	32.613%	9/18/46	24,595	$6,369,989 (a)(n)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	9,053,692	7,832,873 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	6,212,006	5,797,736 (a)
Store Master Funding, 2023-1A A1	6.190%	6/20/53	6,400,783	6,485,774 (a)
Store Master Funding, 2024-1A A2	5.700%	5/20/54	10,471,783	10,700,623 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.655%	2/25/36	1,071,646	19,962 (a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.464%	5/25/31	2,682,922	2,000,564 (a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,178,926	2,039,194 (a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	17,858,250	15,536,833 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.482%	4/20/38	9,280,000	9,266,655 (a)(c)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	16,674,766	16,146,306 (a)
Ziply Fiber Issuer LLC, 2024-1A A2	6.640%	4/20/54	10,000,000	10,307,888 (a)

Total Asset-Backed Securities (Cost — $442,286,518)				395,348,206
			Face Amount†
Sovereign Bonds — 3.4%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	4,395,513	3,219,713
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	130,000	75,405
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	13,222,838	8,545,259 (a)
Total Argentina				11,840,377
Bahamas — 0.0%††

Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,610,000	1,547,613 (o)
Brazil — 1.5%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	77,209,000 BRL	12,175,359
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	140,000,000 BRL	22,823,458
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	245,741,000 BRL	33,831,379
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	10,545,000	7,458,057
Total Brazil				76,288,253
Egypt — 0.1%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	8,390,000	7,089,919 (o)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	1,141,460	998,546 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	1,785,240	1,272,778 (a)
Total Ghana				2,271,324
Jamaica — 0.2%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	1,610,500,000 JMD	10,631,786
Kenya — 0.2%

Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	10,460,000	8,181,779 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	7,670,000	$6,947,870 (a)
Peru — 0.1%

Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	10,700,000	5,840,595
Supranational — 0.8%

Inter-American Development Bank, Senior Notes	7.350%	10/6/30	3,547,000,000 INR	42,702,191
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	1,693,812	671,755 (o)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	1,244,688	666,337 (o)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	1,431,391	792,346 (o)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	2,904,271	1,527,211 (o)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	402,826	230,474 (o)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	4,148,959	2,167,659 (o)
Total Ukraine				6,055,782
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	1

Total Sovereign Bonds (Cost — $186,770,459)				179,397,490
Senior Loans — 2.3%
Communication Services — 0.1%
Media — 0.1%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	6.939%	9/18/26	4,729,472	4,731,837 (c)(p)(q)

Consumer Discretionary — 0.6%
Automobile Components — 0.1%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.825%	5/6/30	4,280,996	4,229,624 (c)(p)(q)
Hotels, Restaurants & Leisure — 0.5%
Alterra Mountain Co., Term Loan B6 (1 mo. Term SOFR + 2.750%)	7.075%	8/17/28	2,472,677	2,472,677 (c)(e)(p)(q)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	5,479,151	5,451,755 (c)(p)(q)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.049%	11/30/30	5,313,446	5,299,206 (c)(p)(q)
Four Seasons Hotels Ltd., 2024 Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.075%	11/30/29	4,760,682	4,764,038 (c)(p)(q)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.325%	7/18/31	2,042,139	2,025,261 (c)(p)(q)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.566%	4/14/29	5,032,795	5,026,882 (c)(p)(q)
Total Hotels, Restaurants & Leisure				25,039,819
Specialty Retail — 0.0%††
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.500%)	6.825%	6/11/31	4,053,760	3,959,794 (c)(p)(q)

Total Consumer Discretionary				33,229,237
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.549%	3/31/28	5,818,891	5,802,103 (c)(p)(q)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 0.8%
Capital Markets — 0.1%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.299%	3/5/29	5,393,160	$5,398,472 (c)(p)(q)
Financial Services — 0.5%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.299%	1/31/31	3,962,070	3,941,032 (c)(p)(q)
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.325%	10/31/31	5,591,136	5,591,862 (c)(p)(q)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.049%	4/9/27	5,597,608	5,325,312 (c)(p)(q)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.049%	11/6/28	3,145,000	3,160,033 (c)(p)(q)
TransUnion Intermediate Holdings Inc., 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	6.075%	6/24/31	5,706,156	5,695,457 (c)(p)(q)
Total Financial Services				23,713,696
Insurance — 0.2%
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.675%	8/21/28	5,402,778	5,361,285 (c)(p)(q)
Asurion LLC, New Term Loan B12 (1 mo. Term SOFR + 4.250%)	8.575%	9/19/30	5,988,207	5,920,391 (c)(p)(q)
Total Insurance				11,281,676

Total Financials				40,393,844
Health Care — 0.4%
Health Care Providers & Services — 0.1%
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.825%	2/21/31	27,669	27,592 (c)(p)(q)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	7.549%	5/30/31	5,890,400	5,886,718 (c)(p)(q)
Total Health Care Providers & Services				5,914,310
Health Care Technology — 0.1%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.073%	5/1/31	4,241,021	4,156,201 (c)(e)(p)(q)
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.399%	10/1/27	7,822,945	7,358,575 (c)(p)(q)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.575%	5/5/28	3,673,041	3,675,796 (c)(p)(q)
Total Pharmaceuticals				11,034,371

Total Health Care				21,104,882
Industrials — 0.2%
Commercial Services & Supplies — 0.2%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.439%	7/30/29	3,727,424	3,735,680 (c)(p)(q)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.175%	5/12/28	5,149,251	5,149,663 (c)(p)(q)
APi Group DE Inc., 2021 Incremental Term Loan B (1 mo. Term SOFR + 1.750%)	6.075%	1/3/29	1,070,981	1,068,710 (c)(p)(q)

Total Industrials				9,954,053
Information Technology — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.325%	7/2/29	2,759,091	2,758,802 (c)(p)(q)
Software — 0.0%††
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.325%	10/16/26	1,300,130	1,267,789 (c)(p)(q)

Total Information Technology				4,026,591
Total Senior Loans (Cost — $119,466,668)				119,242,547
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $32,306,020)	1.875%	7/15/34	31,546,072	31,849,764
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
3-Month SOFR Futures, Call @ $96.000		6/13/25	5,785	14,462,500	$1,301,624
3-Month SOFR Futures, Call @ $96.125		9/12/25	3,407	8,517,500	2,086,788
3-Month SOFR Futures, Call @ $96.750		6/12/26	2,779	6,947,500	2,674,788
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $111.500		4/11/25	2,847	2,847,000	1,334,531
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $110.250		4/11/25	2,847	2,847,000	533,813
U.S. Treasury 10-Year Notes Futures, Call @ $113.500		4/25/25	2,104	2,104,000	295,875
U.S. Treasury 10-Year Notes Futures, Put @ $109.000		4/25/25	2,104	2,104,000	197,250

Total Exchange-Traded Purchased Options (Cost — $7,694,110)					8,424,669
	Counterparty
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.44 Index, Call @ 106.000bps, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30	Goldman Sachs Group Inc.	6/18/25	27,200,000	27,200,000	121,067
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.288CNY	BNP Paribas SA	4/29/25	36,940,000	36,940,000	28,028
U.S. Dollar/Euro, Call @ $1.074	Citibank N.A.	4/23/25	55,200,000	55,200,000	258,521

Total OTC Purchased Options (Cost — $613,554)					407,616

Total Purchased Options (Cost — $8,307,664)					8,832,285
				Shares
Common Stocks — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC				290,376	4,065,268 *(d)(e)
Spirit Aviation Holdings Inc.				1,685	23,590 *(d)(e)(r)

Total Common Stocks (Cost — $4,078,440)					4,088,858
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $2,511,486)			3/12/30	206,310	2,888,340 *(a)(d)(e)(r)
Total Investments before Short-Term Investments (Cost — $6,090,201,412)					5,624,941,954
		Rate		Shares
Short-Term Investments — 3.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $184,822,250)		4.315%		184,822,250	184,822,250 (s)(t)
Total Investments — 110.6% (Cost — $6,275,023,662)					5,809,764,204
Liabilities in Excess of Other Assets — (10.6)%					(557,131,676)
Total Net Assets — 100.0%					$5,252,632,528

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2025, the Fund held TBA securities with a total cost of $426,240,905.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(l)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(m)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(n)	Rate shown is the current yield based on income received over the trailing twelve months.
(o)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(p)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(q)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(r)	Restricted security (Note 3).
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $184,822,250 and the cost was $184,822,250 (Note 2).

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/13/25	$96.250	4,027	$10,067,500	$(503,375)
3-Month SOFR Futures, Call	6/13/25	96.500	2,349	5,872,500	(190,856)
SOFR 1-Year Mid-Curve Futures, Call	9/12/25	96.813	3,407	8,517,500	(2,022,906)
U.S. Treasury 10-Year Notes Futures, Call	5/23/25	111.000	949	949,000	(1,141,766)
U.S. Treasury 10-Year Notes Futures, Call	5/23/25	114.000	2,104	2,104,000	(624,625)
U.S. Treasury 10-Year Notes Futures, Put	4/25/25	108.000	1,351	1,351,000	(42,219)
U.S. Treasury 10-Year Notes Futures, Put	5/23/25	108.500	2,104	2,104,000	(427,375)
U.S. Treasury 10-Year Notes Futures, Put	5/23/25	111.000	949	949,000	(934,172)
U.S. Treasury Long-Term Bonds Futures, Put	4/25/25	110.000	658	658,000	(20,562)
Total Exchange-Traded Written Options (Premiums received — $5,985,486)					(5,907,856)

OTC Written Options
	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.HY.44 Index, Put, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30	Goldman Sachs Group Inc.	6/18/25	100.000 bps	27,200,000	27,200,000 ‡	$(148,346)
U.S. Dollar/Euro, Call	BNP Paribas SA	4/23/25	$1.063	27,680,000	27,680,000	(58,083)
U.S. Dollar/Euro, Call	Goldman Sachs Group Inc.	4/23/25	1.063	28,980,000	28,980,000	(60,810)
Total OTC Written Options (Premiums received — $328,874)						(267,239)
Total Written Options (Premiums received — $6,314,360)						$(6,175,095)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	984	6/25	$235,355,554	$235,391,250	$35,696
3-Month SOFR	4,793	3/26	1,150,189,004	1,154,813,438	4,624,434
3-Month SOFR	2,465	3/27	592,598,409	595,081,813	2,483,404
U.S. Treasury 5-Year Notes	19,261	6/25	2,062,023,638	2,083,197,531	21,173,893
U.S. Treasury Long-Term Bonds	4,689	6/25	538,127,127	549,931,781	11,804,654
United Kingdom Long Gilt Bonds	473	6/25	56,559,846	56,022,384	(537,462)
					39,584,619
Contracts to Sell:
U.S. Treasury 2-Year Notes	5,170	6/25	1,065,412,726	1,071,078,599	(5,665,873)
U.S. Treasury 10-Year Notes	6,223	6/25	690,732,278	692,114,281	(1,382,003)
U.S. Treasury Ultra 10-Year Notes	690	6/25	77,367,822	78,746,250	(1,378,428)
U.S. Treasury Ultra Long-Term Bonds	3,191	6/25	385,922,349	390,099,750	(4,177,401)
					(12,603,705)
Net unrealized appreciation on open futures contracts					$26,980,914

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	270,349,080	USD	47,081,098	Citibank N.A.	4/2/25	$273,025
USD	46,754,592	BRL	270,349,080	Citibank N.A.	4/2/25	(599,531)
BRL	270,349,080	USD	47,173,108	Goldman Sachs Group Inc.	4/2/25	181,014
USD	47,081,098	BRL	270,349,080	Goldman Sachs Group Inc.	4/2/25	(273,024)
USD	716,714	BRL	4,280,000	Goldman Sachs Group Inc.	4/15/25	(31,116)
AUD	740,000	USD	467,969	Bank of America N.A.	4/16/25	(5,520)
AUD	1,210,000	USD	763,958	Bank of America N.A.	4/16/25	(7,792)
AUD	20,510,000	USD	12,937,662	Bank of America N.A.	4/16/25	(120,331)
AUD	103,308,712	USD	63,968,135	Bank of America N.A.	4/16/25	592,659
EUR	6,540,000	USD	6,833,888	Bank of America N.A.	4/16/25	243,862
EUR	6,570,000	USD	6,872,877	Bank of America N.A.	4/16/25	237,340
JPY	412,815,500	USD	2,686,539	Bank of America N.A.	4/16/25	70,666
USD	2,399,383	AUD	3,753,763	Bank of America N.A.	4/16/25	53,541
USD	12,005,284	AUD	19,110,000	Bank of America N.A.	4/16/25	62,858
USD	6,655,314	EUR	6,360,000	Bank of America N.A.	4/16/25	(227,636)
EUR	6,890,000	USD	7,204,356	BNP Paribas SA	4/16/25	252,173
USD	10,503,348	CAD	15,059,975	BNP Paribas SA	4/16/25	29,970
USD	44,688,006	GBP	36,247,672	BNP Paribas SA	4/16/25	(2,133,205)
INR	2,566,766,442	USD	29,579,561	Citibank N.A.	4/16/25	407,094
JPY	171,400,000	USD	1,117,483	Citibank N.A.	4/16/25	27,302
JPY	306,115,000	USD	2,074,762	Citibank N.A.	4/16/25	(30,212)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	413,218,000	USD	2,670,592	Citibank N.A.	4/16/25	$89,302
JPY	1,035,890,000	USD	6,755,097	Citibank N.A.	4/16/25	163,639
JPY	1,100,220,000	USD	7,159,171	Citibank N.A.	4/16/25	189,227
JPY	1,221,740,000	USD	8,151,019	Citibank N.A.	4/16/25	9,014
JPY	8,273,878,041	USD	52,835,921	Citibank N.A.	4/16/25	2,425,524
MXN	62,530,000	USD	3,017,783	Citibank N.A.	4/16/25	31,087
MXN	123,790,000	USD	5,960,972	Citibank N.A.	4/16/25	74,846
MXN	141,522,231	USD	6,891,220	Citibank N.A.	4/16/25	9,195
MXN	162,781,950	USD	7,926,431	Citibank N.A.	4/16/25	10,576
USD	2,994	CHF	2,703	Citibank N.A.	4/16/25	(67)
USD	1,453,546	INR	126,880,000	Citibank N.A.	4/16/25	(28,750)
USD	3,045,636	INR	265,750,000	Citibank N.A.	4/16/25	(59,031)
USD	3,155,138	INR	275,270,000	Citibank N.A.	4/16/25	(60,748)
USD	9,265,567	INR	811,710,000	Citibank N.A.	4/16/25	(217,364)
USD	9,465,880	INR	826,040,000	Citibank N.A.	4/16/25	(184,463)
USD	15,431,599	INR	1,346,870,000	Citibank N.A.	4/16/25	(303,423)
USD	4,270,854	JPY	634,830,000	Citibank N.A.	4/16/25	30,808
USD	4,303,481	JPY	640,240,000	Citibank N.A.	4/16/25	27,301
USD	8,804,571	JPY	1,362,370,000	Citibank N.A.	4/16/25	(294,733)
USD	9,061,647	JPY	1,361,410,000	Citibank N.A.	4/16/25	(31,246)
USD	10,209,429	JPY	1,536,080,000	Citibank N.A.	4/16/25	(50,089)
USD	17,223,602	JPY	2,663,940,000	Citibank N.A.	4/16/25	(568,922)
USD	18,084,158	JPY	2,679,320,000	Citibank N.A.	4/16/25	188,910
USD	287	NOK	3,272	Citibank N.A.	4/16/25	(24)
EUR	6,580,000	USD	6,881,035	Goldman Sachs Group Inc.	4/16/25	240,004
MXN	118,996,200	USD	5,743,083	Goldman Sachs Group Inc.	4/16/25	58,996
MXN	163,350,286	USD	8,189,617	Goldman Sachs Group Inc.	4/16/25	(224,898)
CNH	48,280,000	USD	6,687,592	JPMorgan Chase & Co.	4/16/25	(34,398)
CNH	50,710,000	USD	7,030,547	JPMorgan Chase & Co.	4/16/25	(42,489)
CNH	83,940,000	USD	11,645,927	JPMorgan Chase & Co.	4/16/25	(78,630)
CNH	144,840,000	USD	20,071,200	JPMorgan Chase & Co.	4/16/25	(111,618)
CNH	155,710,000	USD	21,373,998	JPMorgan Chase & Co.	4/16/25	83,517
CNH	253,490,000	USD	35,038,822	JPMorgan Chase & Co.	4/16/25	(106,798)
USD	175,543,227	CNH	1,288,399,516	JPMorgan Chase & Co.	4/16/25	(2,003,825)
USD	6,713,880	INR	590,620,000	JPMorgan Chase & Co.	4/16/25	(186,132)
USD	10,160,128	INR	885,760,000	JPMorgan Chase & Co.	4/16/25	(187,903)
USD	12,900,787	INR	1,126,200,000	JPMorgan Chase & Co.	4/16/25	(256,223)
EUR	3,830,000	USD	4,123,527	Morgan Stanley & Co. Inc.	4/16/25	21,394
EUR	3,920,000	USD	4,220,817	Morgan Stanley & Co. Inc.	4/16/25	21,504
EUR	4,460,000	USD	4,691,749	Morgan Stanley & Co. Inc.	4/16/25	134,974
EUR	5,160,000	USD	5,548,630	Morgan Stanley & Co. Inc.	4/16/25	35,650
EUR	6,180,000	USD	6,578,834	Morgan Stanley & Co. Inc.	4/16/25	109,315
EUR	6,700,000	USD	7,197,325	Morgan Stanley & Co. Inc.	4/16/25	53,581
EUR	11,610,000	USD	12,200,918	Morgan Stanley & Co. Inc.	4/16/25	363,712
EUR	11,760,000	USD	12,700,396	Morgan Stanley & Co. Inc.	4/16/25	26,568
MXN	122,112,000	USD	5,899,256	Morgan Stanley & Co. Inc.	4/16/25	54,744
MXN	243,446,930	USD	11,760,972	Morgan Stanley & Co. Inc.	4/16/25	109,140
MXN	571,372,766	USD	27,587,223	Morgan Stanley & Co. Inc.	4/16/25	272,069
MXN	1,406,724,415	USD	67,710,085	Morgan Stanley & Co. Inc.	4/16/25	879,720
USD	76,252,945	EUR	73,708,598	Morgan Stanley & Co. Inc.	4/16/25	(3,516,328)
USD	8,528,048	MXN	174,760,000	Morgan Stanley & Co. Inc.	4/16/25	7,009
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	139,235,815	MXN	2,875,428,432	Morgan Stanley & Co. Inc.	4/16/25	$(965,829)
USD	6,246,267	EUR	5,797,000	Goldman Sachs Group Inc.	4/24/25	(30,122)
USD	46,910,357	BRL	270,349,080	Goldman Sachs Group Inc.	5/5/25	(156,158)
CNH	85,276,934	USD	11,823,000	BNP Paribas SA	5/6/25	(54,634)
Net unrealized depreciation on open forward foreign currency contracts						$(5,030,382)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	1,010,390,000BRL	1/2/29	BRL-CDI**	10.230%**	$(19,719,810)	—	$(19,719,810)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$376,046,000	1/17/28	Daily SOFR Compound annually	4.100% annually	$4,082,343	$14,750	$4,067,593
	646,856,000	11/30/31	4.060% annually	Daily SOFR Compound annually	(13,208,430)	(631,631)	(12,576,799)
	88,473,000	1/17/36	4.220% annually	Daily SOFR Compound annually	(3,070,549)	—	(3,070,549)
Total	$1,111,375,000				$(12,196,636)	$(616,881)	$(11,579,755)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.44 Index	$416,994,000	6/20/30	1.000% quarterly	$7,529,739	$8,084,604	$(554,865)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

 Western Asset Core Plus Bond Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$24,103,700	6/20/30	5.000% quarterly	$(1,242,805)	$(1,424,180)	$181,375

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$33,351,000	7/4/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(331,725)	—	$(331,725)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.150%
Daily SOFR Compound	4.410%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Plus Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,825,668,095	$0*	$1,825,668,095
Mortgage-Backed Securities	—	1,586,583,341	—	1,586,583,341
Collateralized Mortgage Obligations	—	924,840,036	—	924,840,036
U.S. Government & Agency Obligations	—	546,202,992	—	546,202,992
Asset-Backed Securities	—	395,348,206	—	395,348,206
Sovereign Bonds	—	179,397,490	—	179,397,490
Senior Loans:
Consumer Discretionary	—	30,756,560	2,472,677	33,229,237
Health Care	—	16,948,681	4,156,201	21,104,882
Other Senior Loans	—	64,908,428	—	64,908,428
U.S. Treasury Inflation Protected Securities	—	31,849,764	—	31,849,764
Purchased Options:
Exchange-Traded Purchased Options	$8,424,669	—	—	8,424,669
OTC Purchased Options	—	407,616	—	407,616
Common Stocks	—	—	4,088,858	4,088,858
Warrants	—	—	2,888,340	2,888,340
Total Long-Term Investments	8,424,669	5,602,911,209	13,606,076	5,624,941,954
Short-Term Investments†	184,822,250	—	—	184,822,250
Total Investments	$193,246,919	$5,602,911,209	$13,606,076	$5,809,764,204
Other Financial Instruments:
Futures Contracts††	$40,122,081	—	—	$40,122,081
Forward Foreign Currency Contracts††	—	$8,152,830	—	8,152,830
Centrally Cleared Interest Rate Swaps††	—	4,067,593	—	4,067,593
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	181,375	—	181,375
Total Other Financial Instruments	$40,122,081	$12,401,798	—	$52,523,879
Total	$233,369,000	$5,615,313,007	$13,606,076	$5,862,288,083

Western Asset Core Plus Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$5,907,856	—	—	$5,907,856
OTC Written Options	—	$267,239	—	267,239
Futures Contracts††	13,141,167	—	—	13,141,167
Forward Foreign Currency Contracts††	—	13,183,212	—	13,183,212
OTC Interest Rate Swaps	—	19,719,810	—	19,719,810
Centrally Cleared Interest Rate Swaps††	—	15,647,348	—	15,647,348
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	554,865	—	554,865
OTC Total Return Swaps	—	331,725	—	331,725
Total	$19,049,023	$49,704,199	—	$68,753,222

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$57,538,768	$987,143,592	987,143,592	$859,860,110	859,860,110

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,172,719	—	$184,822,250
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Aviation Holdings Inc., Common Shares	1,685	3/25	$20,512	$23,590	$14.00	0.00%(a)
Spirit Airlines LLC, Warrants	206,310	3/25	2,511,486	2,888,340 (b)	14.00	0.05
			$2,531,998	$2,911,930		0.05%

Western Asset Core Plus Bond Fund 2025 Quarterly Report

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Core Plus Bond Fund 2025 Quarterly Report